Short-Term Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Amount outstanding at end of year	$ 204,162	$ 159,846
Cash Management [Member]
Short-term Debt [Line Items]
Amount outstanding at end of year	204,162	159,846	147,563
Maximum amount outstanding at any month end	204,162	166,374	148,002
Average amount outstanding	$ 180,275	$ 152,982	$ 133,803
Weighted average interest rate, For the year (in hundredths)	0.82%	0.96%	1.18%
Weighted average interest rate, As of year end (in hundredths)	0.82%	0.89%	1.13%